RECEIVABLE FROM RELATED PARTY (Narrative) (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due from related parties	$ 59,170		$ 26,775
Advesa [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 59,170		$ 21,755